Note 7 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2018	$15,429
Additions	18,568
Amortization	(7,290)
Transfer to vessel held for sale	(457)
Balance, December 31, 2018	$26,250
Additions	6,280
Amortization	(8,948)
Write-off and other movements (Note 6)	(1,599)
Balance, December 31, 2019	$21,983